Restatement of Comparative Period Figures (Details) - Schedule of Unaudited Condensed Consolidated Balance Sheet - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Current Assets:
Cash and cash equivalents	$ 3,366,808	$ 2,219,973	$ 9,604,658
Accounts receivable	4,033,994	983,784	659,787
Prepayments and other current assets	3,714,881	3,561,741	1,834,031
Total Current Assets	11,116,666	6,769,681	12,098,476
Property and equipment, net	551,974	561,891	583,028
Prepayment and other non-current assets	1,613,958	894,561	846,708
Operating lease right of use asset, net	160,578	204,750	189,039
Total Assets	13,443,176	8,430,883	13,717,251
Current Liabilities:
Current maturity of long-term bank loan	955,904	937,457	1,372,037
Accounts payable	9,210	261,144	382,933
Advance from customers	3,400,000		4,108,908
Accrued expenses and other liabilities	5,245,566	5,401,427	1,618,406
Operating lease liability-current	92,636	90,585	124,500
Taxes payable	60,410	56,161	56,161
Total Current Liabilities	19,056,246	14,108,759	10,558,497
Long-term bank loans	998,195	1,477,221	1,632,134
Operating lease liability-noncurrent	63,249	109,492	64,538
Deferred tax liability	107	217	217
Total Liabilities	20,117,797	15,695,689	12,255,386
COMMITMENTS AND CONTINGENCIES
Total Equity (deficit):
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 52,774,579 and 50,000,000 shares issued and outstanding at April 30, 2023	5,430	5,278	5,278
Additional paid-in capital			(457,183)
Retained earnings	(5,726,991)	(4,955,326)	57,899
Total Shareholders’ Equity (Deficit)	(5,344,703)	(5,407,231)	(394,006)
Non-controlling interest	(1,329,918)	(1,857,575)	1,855,871
Total Equity (Deficit)	(6,674,621)	(7,264,806)	1,461,865	$ 10,024,353
Total Liabilities and Equity (Deficit)	13,443,176	8,430,883	13,717,251
Related Party [Member]
Current Liabilities:
Due to related parties	$ 7,738,923	$ 3,898,572	2,895,552
Previously Reported [Member]
Current Assets:
Cash and cash equivalents			9,618,961
Accounts receivable			1,120,891
Prepayments and other current assets			20,247,842
Total Current Assets			30,987,694
Property and equipment, net			593,781
Prepayment and other non-current assets			1,513,809
Operating lease right of use asset, net
Total Assets			33,095,284
Current Liabilities:
Current maturity of long-term bank loan			290,835
Accounts payable			467,040
Advance from customers			14,646,609
Accrued expenses and other liabilities			2,695,541
Operating lease liability-current
Taxes payable			3,549
Total Current Liabilities			21,229,844
Long-term bank loans			2,491,167
Operating lease liability-noncurrent
Deferred tax liability			217
Total Liabilities			23,721,228
COMMITMENTS AND CONTINGENCIES
Total Equity (deficit):
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 52,774,579 and 50,000,000 shares issued and outstanding at April 30, 2023			5,000
Additional paid-in capital			152,550
Retained earnings			3,114,651
Total Shareholders’ Equity (Deficit)			3,272,201
Non-controlling interest			6,101,855
Total Equity (Deficit)			9,374,056
Total Liabilities and Equity (Deficit)			33,095,284
Previously Reported [Member] | Related Party [Member]
Current Liabilities:
Due to related parties			3,126,270
Revision of Prior Period, Adjustment [Member]
Current Assets:
Cash and cash equivalents			(14,303)
Accounts receivable			(461,104)
Prepayments and other current assets			(18,413,811)
Total Current Assets			(18,889,218)
Property and equipment, net			(10,753)
Prepayment and other non-current assets			(667,101)
Operating lease right of use asset, net			189,039
Total Assets			(19,378,033)
Current Liabilities:
Current maturity of long-term bank loan			1,081,202
Accounts payable			(84,107)
Advance from customers			(10,537,701)
Accrued expenses and other liabilities			(1,077,135)
Operating lease liability-current			124,500
Taxes payable			52,612
Total Current Liabilities			(10,671,347)
Long-term bank loans			(859,033)
Operating lease liability-noncurrent			64,538
Deferred tax liability
Total Liabilities			(11,465,842)
COMMITMENTS AND CONTINGENCIES
Total Equity (deficit):
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 52,774,579 and 50,000,000 shares issued and outstanding at April 30, 2023			278
Additional paid-in capital			(609,733)
Retained earnings			(3,056,752)
Total Shareholders’ Equity (Deficit)			(3,666,207)
Non-controlling interest			(4,245,984)
Total Equity (Deficit)			(7,912,191)
Total Liabilities and Equity (Deficit)			(19,378,033)
Revision of Prior Period, Adjustment [Member] | Related Party [Member]
Current Liabilities:
Due to related parties			$ (230,718)